SCHEDULE OF FUTURE MATURITIES OF LONG-TERM BORROWINGS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
2026	¥ 25,061
2027	24,959
2028	24,959
2029	1,180
2030	568
Total long-term borrowings	¥ 76,727	¥ 105,245